Commitments and Contingencies - Additional Information (Details) gal in Millions			3 Months Ended
	Sep. 12, 2025 USD ($)	Apr. 24, 2024 Improvement Claim	Mar. 31, 2026 USD ($)	Feb. 18, 2026 lawsuit	Dec. 31, 2025 USD ($) Customer	Oct. 09, 2025 a	Aug. 14, 2025 a	May 21, 2025 USD ($)	May 09, 2025 a	Jun. 14, 2024 lawsuit	Dec. 20, 2023 lawsuit	Dec. 11, 2023 Standard	Dec. 06, 2023 USD ($)	Nov. 16, 2023 Investigation	Nov. 11, 2023 Customer	Nov. 10, 2023 Customer	Apr. 28, 2023 USD ($)	Dec. 05, 2022 USD ($)	Oct. 31, 2022 gal	Feb. 28, 2021 Parcel	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 Agreement
Commitments And Contingencies [Line Items]
Loss contingency, probable loss			$ 6,000,000
Daily production, number of gallons related to desalinated water | gal																			6.4
Initial daily production, number of gallons related to desalinated water | gal																			4.8
Number of dismissed claims | Claim		1
Settlement payments received			185,000,000
Total escrow account funds held in law firm			105,000,000
Escrowed funds			79,000,000
Cal Am
Commitments And Contingencies [Line Items]
Number of agreements, void | Agreement																								4
Number of agreements | Agreement																								5
Number of agreements, valid | Agreement																								1
Dunbar | WVPSC
Commitments And Contingencies [Line Items]
Litigation settlement, amount awarded to other party	$ 5,000,000
Dunbar | WVAWC
Commitments And Contingencies [Line Items]
Loss contingency, probable loss			5,000,000
Litigation settlement, proposed maximum pre-tax amount	18,000,000
Litigation settlement, amount awarded to other party	$ 5,000,000
Loss contingency, probable loss, net of tax			4,000,000
West Virginia | WVPSC
Commitments And Contingencies [Line Items]
Number of focused general investigations | Investigation														2
West Virginia | WVAWC
Commitments And Contingencies [Line Items]
Number of customers for whom a precautionary boil water advisory was issued to | Customer															300
Number of customers who completed claim process | Customer					594
Natural gas outage inconvenience per household, average amount paid					$ 1,500
West Virginia | Mountaineer Gas Company
Commitments And Contingencies [Line Items]
Number of customer serving (over) | Customer																220,000
Number of customer affected by loss of natural gas service | Customer																1,500
West Virginia | Mountaineer Gas Company and WVAWC
Commitments And Contingencies [Line Items]
Number of pending lawsuits | lawsuit				4						4
Number of pending lawsuits with answers provided for | lawsuit											3
Number of recommended operational improvements | Improvement		3
Monterey | Cal Am
Commitments And Contingencies [Line Items]
Water supply projected area | a						2,500	2,600		2,500
Potential condemnation, asset value																					$ 513,000,000
Potential condemnation, parcels of land | Parcel																				58
Potential condemnation, number of statutory standards incorrectly applied by agency | Standard												2
Potential condemnation, offer rejection amount																	$ 448,800,000
Monterey | Cal Am | SWRCB
Commitments And Contingencies [Line Items]
Approved cost estimates																						$ 279,000,000
Aggregate costs			336,000,000
Allowance for funds used during construction			112,000,000
Cost cap for proposed facilities, final																		$ 62,000,000
Cost cap for extraction wells								$ 11,000,000
Maximum
Commitments And Contingencies [Line Items]
Loss contingency, possible loss			$ 7,000,000
Maximum | West Virginia | WVAWC
Commitments And Contingencies [Line Items]
Natural gas outage inconvenience per household, amount													$ 2,000
Maximum | Monterey | Cal Am | SWRCB
Commitments And Contingencies [Line Items]
Approved recovery amount																		$ 123,000,000					$ 50,000,000